TAXATION (Earnings Before Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2013 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2012 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2014 PRC [Member] CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2014 Other Countries [Member] CNY	Dec. 31, 2013 Other Countries [Member] CNY	Dec. 31, 2012 Other Countries [Member] CNY
Income Tax [Line Items]
Income/(Loss) before income taxes	$ 93,851,918	582,313,610	233,639,303	(1,552,717,375)	73,497,948	(252,710,798)	(136,614,196)	695,671,595	334,511,152	(1,191,201,484)	(186,855,933)	151,838,949	(224,901,695)